16. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Assets
Interest-bearing time deposit												$ 10,569	$ 17,885
Investment securities available for sale												268,530	281,099
Total assets												1,038,481	1,040,494
Liabilities and Shareholders' Equity
Junior subordinated debentures												20,619	20,619
Liabilities												933,617	941,829
Shareholders' equity												104,864	98,665
Total liabilities and shareholders' equity												1,038,481	1,040,494
Revenues:
Interest and dividend income	$ 9,961	$ 9,947	$ 9,191	$ 9,567	$ 9,716	$ 9,583	$ 9,576	$ 9,545	$ 38,666	$ 38,420	$ 36,696
Expenses:
Interest	851	874	875	884	1,015	1,076	1,085	1,111	3,484	4,287	5,353
Income/(Loss) before income tax benefit and equity in undistributed earnings of subsidiaries	2,801	3,435	3,490	3,007	1,440	2,917	3,467	3,501	12,733	11,325	8,570
Income tax benefit	613	942	866	679	(377)	475	916	923	3,100	1,937	1,879
Net earnings	2,188	2,493	2,624	2,328	1,817	2,442	2,551	2,578	9,633	9,388	6,691
Cash flows from operating activities:
Net earnings	2,188	$ 2,493	$ 2,624	2,328	1,817	$ 2,442	$ 2,551	2,578	9,633	9,388	6,691
Change in:
Other assets									165	(778)	1,508
Net cash provided (used by) operating activities									13,863	14,441	24,921
Cash flows from investing activities:
Purchases of investment securities available for sale									(19,220)	(32,851)	(98,129)
Proceeds from maturities of investment securities available for sale									5,475	36,148	63,597
Net cash used by investing activities									(30,126)	(11,898)	(19,234)
Cash flows from financing activities:
Cash dividends paid on Series A preferred stock									0	0	(734)
Proceeds from exercise of stock options									0	37	0
Net cash (used) provided by financing activities									(13,072)	(10,218)	22,243
Net change in cash and cash equivalents									(29,335)	(7,675)	27,930
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net									57	6,625	(6,784)
Accrued redemption of Series A Preferred Stock									0	0	12,632
Parent Company
Assets
Cash	558			745	745			12,879	745	745	12,879	558	745
Interest-bearing time deposit												1,000	1,000
Investment in subsidiaries												121,848	115,457
Investment in PEBK Capital Trust II												619	619
Investment securities available for sale												1,234	1,235
Other assets												244	245
Total assets												125,503	119,301
Liabilities and Shareholders' Equity
Junior subordinated debentures												20,619	20,619
Liabilities												20	17
Shareholders' equity												104,864	98,665
Total liabilities and shareholders' equity												$ 125,503	$ 119,301
Revenues:
Interest and dividend income									3,979	2,718	13,576
Total revenues									3,979	2,718	13,576
Expenses:
Interest									403	389	398
Other operating expenses									538	527	159
Total expenses									941	916	557
Income/(Loss) before income tax benefit and equity in undistributed earnings of subsidiaries									3,038	1,802	13,019
Income tax benefit									262	239	84
Income/(Loss) before equity in undistributed earnings of subsidiaries									3,300	2,041	13,103
Equity in undistributed earnings (loss) of subsidiaries									6,333	7,347	(6,412)
Net earnings									9,633	9,388	6,691
Cash flows from operating activities:
Net earnings									9,633	9,388	6,691
Adjustments to reconcile net earnings to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries									(6,333)	(7,347)	6,412
Change in:
Other assets									1	28	(73)
Accrued income									0	(5)	0
Accrued expense									3	1	27
Other liabilities									0	(108)	108
Net cash provided (used by) operating activities									3,304	1,957	13,165
Cash flows from investing activities:
Proceeds from maturities of investment securities available for sale									0	500	1
Net change in interest-bearing time deposit									0	(1,000)	800
Net cash used by investing activities									0	(500)	801
Cash flows from financing activities:
Cash dividends paid on Series A preferred stock									0	0	(734)
Cash dividends paid on common stock									(1,574)	(1,022)	(677)
Preferred stock and warrant repurchase									0	(12,524)	0
Stock repurchase									(1,917)	(82)	0
Proceeds from exercise of stock options									0	37	0
Net cash (used) provided by financing activities									(3,491)	(13,591)	(1,411)
Net change in cash and cash equivalents									(187)	(12,134)	12,555
Cash at beginning of year				$ 745				$ 12,879	745	12,879	324
Cash at end of year	$ 558				$ 745				558	745	12,879
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net									1	8	77
Accrued redemption of Series A Preferred Stock									$ 0	$ 0	$ 12,632